Expense Example, No Redemption	Mar. 31, 2024 USD ($)
SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 15
Expense Example, No Redemption, 3 Years	48
Expense Example, No Redemption, 5 Years	85
Expense Example, No Redemption, 10 Years	192
SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	15
Expense Example, No Redemption, 3 Years	48
Expense Example, No Redemption, 5 Years	85
Expense Example, No Redemption, 10 Years	192
SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	15
Expense Example, No Redemption, 3 Years	48
Expense Example, No Redemption, 5 Years	85
Expense Example, No Redemption, 10 Years	192
SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	15
Expense Example, No Redemption, 3 Years	48
Expense Example, No Redemption, 5 Years	85
Expense Example, No Redemption, 10 Years	192
SEI Select Small Cap ETF | SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
SEI Select International Equity ETF | SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	$ 192